Major Customers and Suppliers (Details Narrative) - integer	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
This member stands for major customer. | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	10.00%
This member stands for major customer. | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	10.00%
Customer A | Revenue from Contract with Customer Benchmark [Member] | Represents Four Major Customers
Concentration Risk, Percentage	26.00%
Customer A | Revenue from Contract with Customer Benchmark [Member] | n/a.
Concentration Risk, Percentage			28.00%
Customer A | Revenue from Contract with Customer Benchmark [Member] | The member of six major customers.
Concentration Risk, Percentage		21.00%
Customer A | Accounts Receivable [Member] | The member for five Customers.
Concentration Risk, Percentage	33.00%	29.00%
Customer B | Revenue from Contract with Customer Benchmark [Member] | Represents Four Major Customers
Concentration Risk, Percentage	21.00%
Customer B | Revenue from Contract with Customer Benchmark [Member] | n/a.
Concentration Risk, Percentage			20.00%
Customer B | Revenue from Contract with Customer Benchmark [Member] | The member of six major customers.
Concentration Risk, Percentage		19.00%
Customer B | Accounts Receivable [Member] | The member for five Customers.
Concentration Risk, Percentage	25.00%	26.00%
Customer C | Revenue from Contract with Customer Benchmark [Member] | Represents Four Major Customers
Concentration Risk, Percentage	18.00%
Customer C | Revenue from Contract with Customer Benchmark [Member] | n/a.
Concentration Risk, Percentage			14.00%
Customer C | Revenue from Contract with Customer Benchmark [Member] | The member of six major customers.
Concentration Risk, Percentage		19.00%
Customer C | Accounts Receivable [Member] | The member for five Customers.
Concentration Risk, Percentage	25.00%	25.00%
Customer D [Member] | Revenue from Contract with Customer Benchmark [Member] | n/a.
Concentration Risk, Percentage			12.00%
Customer D [Member] | Revenue from Contract with Customer Benchmark [Member] | The member of six major customers.
Concentration Risk, Percentage		13.00%
Customer D [Member] | Accounts Receivable [Member] | The member for five Customers.
Concentration Risk, Percentage	0.00%	12.00%
Major Suppliers [Member] | Cost of Goods, Total [Member]
Number of Suppliers		2
Major Suppliers [Member] | Cost of Goods, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk, Percentage	10.00%	0.00%
Suppliers a. | Cost of Goods, Total [Member] | Two Major Suppliers [Member]
Concentration Risk, Percentage	31.00%	46.00%	53.00%
Suppliers a. | Cost of Goods, Total [Member] | Three Major Suppliers [Member]
Concentration Risk, Percentage		46.00%
Suppliers b. | Cost of Goods, Total [Member] | Two Major Suppliers [Member]
Concentration Risk, Percentage		19.00%	17.00%
Suppliers b. | Cost of Goods, Total [Member] | Three Major Suppliers [Member]
Concentration Risk, Percentage	26.00%	19.00%
Suppliers c. | Cost of Goods, Total [Member] | Three Major Suppliers [Member]
Concentration Risk, Percentage	11.00%	0.18%
Customer E [Member] | Revenue from Contract with Customer Benchmark [Member] | n/a.
Concentration Risk, Percentage			10.00%